Credit impairment charges/(releases) - Disclosure of credit impairment charges and other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	£ 2,459	£ 2,076	£ 1,954
Recoveries and reimbursements	(180)	(94)	(73)
Total credit impairment charges/(releases)	2,279	1,982	1,881
Gain on recovery of loans and advances previously written off	96	79	44
General Motors
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	101
Assets and liabilities classified as held for sale | Co-branded Card Portfolio
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	176	160
Financial guarantee contracts | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoveries and reimbursements	(84)	(15)	(29)
Total loans and advances at amortised cost and Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	2,453	2,069	1,956
Recoveries and reimbursements	(180)	(94)	(73)
Total credit impairment charges/(releases)	2,273	1,975	1,883
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	1	(46)	(61)
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	1	(46)	(61)
Cash collateral
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	1	(3)	4
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	1	(3)	4
Reverse repurchase agreements and other similar secured lending at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	5	8	0
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	5	8	0
Financial assets at amortised cost | Loans and advances at amortised costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	2,452	2,115	2,017
Recoveries and reimbursements	(180)	(94)	(73)
Total credit impairment charges/(releases)	2,272	2,021	1,944
Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	3	1	(5)
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	3	1	(5)
Financial instruments at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges/(releases)	(3)	1	(1)
Recoveries and reimbursements	0	0	0
Total credit impairment charges/(releases)	£ (3)	£ 1	£ (1)